Subsequent Events (Details) - Credit Facilities - Line of Credit	Feb. 16, 2024
Revolving Credit Facility
Subsequent Event [Line Items]
Debt instrument, term	5 years
18-Month Senior Term Loan Credit Facility
Subsequent Event [Line Items]
Debt instrument, term	18 months
3-Year Senior Term Loan Credit Facility
Subsequent Event [Line Items]
Debt instrument, term	3 years